Pensions and other post-employment benefits - Present value (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Wholly funded
Net defined benefit
Present value of obligations	€ 16,959	€ 17,899
Partly funded
Net defined benefit
Present value of obligations	5,412	5,660
Unfunded
Net defined benefit
Present value of obligations	€ 1,130	€ 1,221